Note 11 - Stock Options - Summary of Information About Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Statement Line Items [Line Items]
Options outstanding	5,610,353	4,464,640	4,155,084	4,130,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 6 months 7 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.84	$ 2.00	$ 1.96	$ 1.56
Options exercisable	4,149,142
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.90
Range one [member]
Statement Line Items [Line Items]
Options outstanding	3,230,713
Options outstanding, weighted average remaining contractual life (Year)	6 years 5 months 23 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.27
Options exercisable	2,101,553
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.19
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	1.00
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 1.99
Range two [member]
Statement Line Items [Line Items]
Options outstanding	1,579,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 1 month 6 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.03
Options exercisable	1,579,000
Options exercisable, weighed average exercise price (in CAD per share)	$ 2.03
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	2.00
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 2.99
Range three [member]
Statement Line Items [Line Items]
Options outstanding	800,640
Options outstanding, weighted average remaining contractual life (Year)	4 years 5 months 4 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.76
Options exercisable	468,589
Options exercisable, weighed average exercise price (in CAD per share)	$ 3.96
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	3.00
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 5.19